[AMERICAN EXPRESS(R) ANNUITIES LOGO]

IDS LIFE OF NEW YORK

EMPLOYEE BENEFIT ANNUITY

2002 ANNUAL REPORT

[AMERICAN EXPRESS(R) LOGO]

ISSUED BY: IDS LIFE INSURANCE COMPANY OF NEW YORK

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of IDS Life of New York Accounts 5, 4, 6, 15, 17, 13, 12, 16, 10, 9, 14, 11, 18,
and 19 - IDS Life of New York Employee Benefit Annuity as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of IDS Life of New York Accounts 5, 4, 6, 15, 17, 13, 12, 16, 10, 9, 14, 11, 18, and 19 - IDS Life of
New York Employee Benefit Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                            /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 21, 2003

       IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2002 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET ACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002                                                5              4              6             15             17
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 63,271,814   $131,968,036   $ 13,904,033   $  8,501,607   $  4,696,455
                                                           ------------------------------------------------------------------------
    at market value                                        $ 60,196,392   $ 81,461,465   $ 13,903,365   $  7,027,212   $  4,346,301
Dividends receivable                                            259,078             --         10,924             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                 34,384             --             --          1,696             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 60,489,854     81,461,465     13,914,289      7,028,908      4,346,301
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                               53,222         72,063         12,578          6,177          3,776
    Contract terminations                                            --         27,857         58,843             --          8,917
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                53,222         99,920         71,421          6,177         12,693
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    60,094,769     80,824,992     13,743,734      7,000,494      4,333,608
Net assets applicable to contracts in payment period            341,863        536,553         99,134         22,237             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 60,436,632   $ 81,361,545   $ 13,842,868   $  7,022,731   $  4,333,608
===================================================================================================================================
Accumulation units outstanding                               12,732,644     18,385,190      5,437,890      9,188,881      5,143,487
===================================================================================================================================
Net asset value per accumulation unit                      $       4.72   $       4.40   $       2.53   $       0.76   $       0.84
===================================================================================================================================

                                                                                 SEGREGATED ASSET ACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   13             12             16             10             9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 17,180,035   $  6,287,084   $    540,376   $ 70,247,661   $149,758,627
                                                           ------------------------------------------------------------------------
    at market value                                        $ 11,343,392   $  6,539,457   $    483,481   $ 36,211,238   $119,102,498
Dividends receivable                                             47,435         13,727             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --          3,274             53             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 11,390,827      6,556,458        483,534     36,211,238    119,102,498
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                               10,019          5,789            377         31,884        105,041
    Contract terminations                                        20,627             --             --         38,588         48,903
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                30,646          5,789            377         70,472        153,944
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    11,181,716      6,507,568        483,157     35,870,558    117,235,744
Net assets applicable to contracts in payment period            178,465         43,101             --        270,208      1,712,810
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 11,360,181   $  6,550,669   $    483,157   $ 36,140,766   $118,948,554
===================================================================================================================================
Accumulation units outstanding                               11,030,815      4,993,304        823,146     33,576,856     34,686,537
===================================================================================================================================
Net asset value per accumulation unit                      $       1.01   $       1.30   $       0.59   $       1.07   $       3.38
===================================================================================================================================

See accompanying notes to financial statements.

       IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2002 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                         SEGREGATED ASSET ACCOUNTS
                                                                          ------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                  14            11            18           19
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                               $ 93,265,694  $ 97,822,094  $  6,608,559  $  3,366,674
                                                                          ------------------------------------------------------
    at market value                                                       $ 80,378,839  $ 41,652,148  $  5,297,055  $  2,548,902
Dividends receivable                                                                --            --            --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                                    --            --            --         6,803
Receivable from mutual funds and portfolios
  for share redemptions                                                             --            --        12,927         2,225
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                80,378,839    41,652,148     5,309,982     2,557,930
================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                              70,982        36,766         4,653         2,225
    Contract terminations                                                       59,179        27,347         8,274            --
Payable to mutual funds and portfolios
  for investments purchased                                                         --            --            --         6,803
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                              130,161        64,113        12,927         9,028
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                   79,382,285    41,263,496     5,193,924     2,499,771
Net assets applicable to contracts in payment period                           866,393       324,539       103,131        49,131
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                          $ 80,248,678  $ 41,588,035  $  5,297,055  $  2,548,902
================================================================================================================================
Accumulation units outstanding                                              60,828,498    35,544,616     7,308,439     4,351,817
================================================================================================================================
Net asset value per accumulation unit                                     $       1.31  $       1.16  $       0.71  $       0.57
================================================================================================================================

See accompanying notes to financial statements.

       IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2002 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET ACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                     5              4             6              15             17
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $  3,001,200   $    562,468   $    183,933   $    107,326   $         --
Variable account expenses                                       593,938      1,068,075        158,388         65,945         32,060
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               2,407,262       (505,607)        25,545         41,381        (32,060)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      10,221,898     29,711,098     10,718,557      1,074,779        485,671
    Cost of investments sold                                 10,952,923     43,599,590     10,719,193      1,289,141        554,594
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (731,025)   (13,888,492)          (636)      (214,362)       (68,923)
Distributions from capital gains                                     --      9,829,433             --         19,326             --
Net change in unrealized appreciation or
  depreciation of investments                                   937,494    (24,537,768)           637     (1,529,222)      (449,517)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  206,469    (28,596,827)             1     (1,724,258)      (518,440)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  2,613,731   $(29,102,434)  $     25,546   $ (1,682,877)  $   (550,500)
===================================================================================================================================

                                                                                 SEGREGATED ASSET ACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        13             12             16             10              9
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $  1,004,698   $    264,290   $        298   $    451,415   $  3,674,348
Variable account expenses                                       127,796         55,130          2,177        466,789      1,433,199
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 876,902        209,160         (1,879)       (15,374)     2,241,149
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       3,497,500      2,144,189         48,551     13,384,819     34,888,036
    Cost of investments sold                                  5,300,169      2,174,449         57,403     23,111,318     41,266,564
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,802,669)       (30,260)        (8,852)    (9,726,499)    (6,378,528)
Distributions from capital gains                                     --             --             --        109,844     13,435,194
Net change in unrealized appreciation or
  depreciation of investments                                  (213,498)       540,441        (56,066)       (65,693)   (32,144,073)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (2,016,167)       510,181        (64,918)    (9,682,348)   (25,087,407)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,139,265)  $    719,341   $    (66,797)  $ (9,697,722)  $(22,846,258)
===================================================================================================================================

                                                                                       SEGREGATED ASSET ACCOUNTS
                                                                      -------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                    14             11              18              19
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                      $     532,998   $          --   $      29,003   $          --
Variable account expenses                                                 1,064,104         581,536          50,819          20,325
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                            (531,106)       (581,536)        (21,816)        (20,325)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                  28,811,883      18,031,707         833,342         290,393
    Cost of investments sold                                             30,855,156      37,276,653       1,029,930         387,359
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         (2,043,273)    (19,244,946)       (196,588)        (96,966)
Distributions from capital gains                                            118,635              --         178,279              --
Net change in unrealized appreciation or
  depreciation of investments                                           (26,301,324)     (5,569,123)     (1,367,076)       (934,441)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          (28,225,962)    (24,814,069)     (1,385,385)     (1,031,407)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           $ (28,757,068)  $ (25,395,605)  $  (1,407,201)  $  (1,051,732)
===================================================================================================================================

See accompanying notes to financial statements.

       IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET ACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                     5              4             6              15             17
OPERATIONS
Investment income (loss) -- net                            $  2,407,262   $   (505,607)  $     25,545   $     41,381   $    (32,060)
Net realized gain (loss) on sales of investments               (731,025)   (13,888,492)          (636)      (214,362)       (68,923)
Distributions from capital gains                                     --      9,829,433             --         19,326             --
Net change in unrealized appreciation or
  depreciation of investments                                   937,494    (24,537,768)           637     (1,529,222)      (449,517)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,613,731    (29,102,434)        25,546     (1,682,877)      (550,500)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      631,953      1,716,832        270,402        241,781        158,435
Net transfers(1)                                              7,578,937    (15,092,243)     3,887,037      4,413,606      3,407,166
Transfers for policy loans                                       75,674        288,542         80,309         15,048          4,410
Annuity payments                                                (33,951)       (52,720)       (14,963)          (891)            --
Contract charges                                                (48,804)      (117,589)        (8,974)        (4,842)        (2,065)
Contract terminations:
    Surrender benefits                                       (9,117,625)   (14,591,949)    (6,833,933)      (652,464)      (304,996)
    Death benefits                                             (333,055)      (628,380)      (153,111)       (23,102)        (3,092)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,246,871)   (28,477,507)    (2,773,233)     3,989,136      3,259,858
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              59,069,772    138,941,486     16,590,555      4,716,472      1,624,250
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 60,436,632   $ 81,361,545   $ 13,842,868   $  7,022,731   $  4,333,608
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       13,010,871     24,285,463      6,508,191      4,963,176      1,646,031
Contract purchase payments                                      138,104        343,017         99,792        295,313        175,134
Net transfers(1)                                              1,660,099     (3,174,663)     1,559,391      4,770,694      3,675,573
Transfers for policy loans                                       16,578         58,598         31,779         17,436          5,232
Contract charges                                                 (9,156)       (21,328)        (3,613)        (5,914)        (2,409)
Contract terminations:
    Surrender benefits                                       (2,009,805)    (2,979,960)    (2,697,056)      (827,110)      (352,424)
    Death benefits                                              (74,047)      (125,937)       (60,594)       (24,714)        (3,650)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             12,732,644     18,385,190      5,437,890      9,188,881      5,143,487
===================================================================================================================================

See accompanying notes to financial statements.

       IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET ACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        13             12             16             10             9
OPERATIONS
Investment income (loss) -- net                            $    876,902   $    209,160   $     (1,879)  $    (15,374)  $  2,241,149
Net realized gain (loss) on sales of investments             (1,802,669)       (30,260)        (8,852)    (9,726,499)    (6,378,528)
Distributions from capital gains                                     --             --             --        109,844     13,435,194
Net change in unrealized appreciation or
  depreciation of investments                                  (213,498)       540,441        (56,066)       (65,693)   (32,144,073)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,139,265)       719,341        (66,797)    (9,697,722)   (22,846,258)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      143,408         44,988         17,113        979,147      1,854,343
Net transfers(1)                                                173,958      2,321,669        460,078     (6,733,260)   (14,407,241)
Transfers for policy loans                                       10,641          8,652            838        173,635        264,614
Annuity payments                                                (16,293)        (3,414)            --        (29,873)      (155,292)
Contract charges                                                 (8,728)        (3,198)          (165)       (50,350)      (141,287)
Contract terminations:
    Surrender benefits                                       (2,387,737)    (1,126,022)        (3,799)    (6,652,005)   (19,000,479)
    Death benefits                                              (80,157)       (24,224)            --       (348,941)    (1,374,578)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (2,164,908)     1,218,451        474,065    (12,661,647)   (32,959,920)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              14,664,354      4,612,877         75,889     58,500,135    174,754,732
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 11,360,181   $  6,550,669   $    483,157   $ 36,140,766   $118,948,554
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       13,221,424      4,015,678         94,592     44,104,894     44,072,705
Contract purchase payments                                      129,856         37,695         26,002        813,741        514,539
Net transfers(1)                                                112,437      1,912,417        707,574     (5,561,859)    (4,206,688)
Transfers for policy loans                                       10,476          7,308          1,397        145,092         73,756
Contract charges                                                 (8,568)        (2,661)          (258)       (37,346)       (34,437)
Contract terminations:
    Surrender benefits                                       (2,353,057)      (957,457)        (6,161)    (5,598,170)    (5,348,220)
    Death benefits                                              (81,753)       (19,676)            --       (289,496)      (385,118)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             11,030,815      4,993,304        823,146     33,576,856     34,686,537
===================================================================================================================================

See accompanying notes to financial statements.

       IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SEGREGATED ASSET ACCOUNTS
                                                                      -------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                     14             11              18              19
OPERATIONS
Investment income (loss) -- net                                       $    (531,106)  $    (581,536)  $     (21,816)  $     (20,325)
Net realized gain (loss) on sales of investments                         (2,043,273)    (19,244,946)       (196,588)        (96,966)
Distributions from capital gains                                            118,635              --         178,279              --
Net change in unrealized appreciation or
  depreciation of investments                                           (26,301,324)     (5,569,123)     (1,367,076)       (934,441)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                             (28,757,068)    (25,395,605)     (1,407,201)     (1,051,732)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                2,267,039       1,344,168         139,449         112,066
Net transfers(1)                                                        (12,829,505)     (9,893,135)      3,151,184       2,568,359
Transfers for policy loans                                                  313,463         189,178          25,939          13,244
Annuity payments                                                           (103,225)        (36,408)         (9,530)         (3,574)
Contract charges                                                           (102,952)        (66,121)         (3,363)         (1,547)
Contract terminations:
    Surrender benefits                                                  (15,147,344)     (8,507,781)       (646,810)       (288,467)
    Death benefits                                                         (761,199)       (397,872)         (8,858)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          (26,363,723)    (17,367,971)      2,648,011       2,400,081
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         135,369,469      84,351,611       4,056,245       1,200,553
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $  80,248,678   $  41,588,035   $   5,297,055   $   2,548,902
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   79,769,077      48,699,347       4,394,308       1,279,374
Contract purchase payments                                                1,519,352         970,802         175,213         171,738
Net transfers(1)                                                         (9,609,608)     (7,588,514)      3,705,478       3,409,645
Transfers for policy loans                                                  211,997         140,909          34,654          21,792
Contract charges                                                            (64,161)        (43,247)         (4,338)         (2,383)
Contract terminations:
    Surrender benefits                                                  (10,475,113)     (6,348,172)       (987,280)       (528,349)
    Death benefits                                                         (523,046)       (286,509)         (9,596)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         60,828,498      35,544,616       7,308,439       4,351,817
===================================================================================================================================

(1) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

       IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET ACCOUNTS
                                                          -------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001                                  5               4              6             15(1)          17(1)
OPERATIONS
Investment income (loss) -- net                           $  3,185,092   $  (1,140,268)  $    372,919   $      5,491   $     (4,564)
Net realized gain (loss) on sales of investments              (505,008)     (4,007,684)          (542)       (15,147)       (15,381)
Distributions from capital gains                                    --              --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                1,023,281     (32,237,884)            74         54,827         99,363
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  3,703,365     (37,385,836)       372,451         45,171         79,418
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     652,491       2,399,862        325,890         94,417         16,491
Net transfers(2)                                             6,672,252     (13,021,127)     8,612,089      4,623,283      1,547,161
Transfers for policy loans                                      75,900         378,437         44,720          2,955            104
Annuity payments                                               (30,294)        (63,658)       (11,621)            --             --
Contract charges                                               (37,883)       (126,186)        (7,420)        (1,020)          (256)
Contract terminations:
    Surrender benefits                                      (8,095,924)    (15,539,488)    (4,014,338)       (48,334)       (18,668)
    Death benefits                                            (668,864)     (1,163,949)      (104,583)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (1,432,322)    (27,136,109)     4,844,737      4,671,301      1,544,832
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             56,798,729     203,463,431     11,373,367             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 59,069,772   $ 138,941,486   $ 16,590,555   $  4,716,472   $  1,624,250
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      13,341,872      28,855,116      4,607,466             --             --
Contract purchase payments                                     148,268         396,174        130,490        100,511         17,603
Net transfers(2)                                             1,508,766      (2,220,164)     3,449,606      4,915,837      1,650,285
Transfers for policy loans                                      17,133          63,530         17,851          3,249            118
Contract charges                                                (8,622)        (21,321)        (2,984)        (1,113)          (307)
Contract terminations:
    Surrender benefits                                      (1,837,275)     (2,589,933)    (1,652,547)       (55,308)       (21,668)
    Death benefits                                            (159,271)       (197,939)       (41,691)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            13,010,871      24,285,463      6,508,191      4,963,176      1,646,031
===================================================================================================================================

(1)  For the period June 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

       IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET ACCOUNTS
                                                         --------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     13             12            16(1)           10               9
OPERATIONS
Investment income (loss) -- net                          $  1,573,617   $    111,643   $       (178)  $     148,576   $   2,888,516
Net realized gain (loss) on sales of investments           (1,043,389)       (57,860)           (35)     (6,703,415)      1,054,789
Distributions from capital gains                                   --             --             --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                  64,923        (39,831)          (829)    (22,049,335)    (29,556,917)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   595,151         13,952         (1,042)    (28,604,174)    (25,613,612)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    146,646         57,169            578       1,557,351       2,645,239
Net transfers(2)                                              290,425        (91,463)        80,353      (7,145,553)     (7,896,205)
Transfers for policy loans                                     11,408          7,233             --         182,711         276,480
Annuity payments                                              (16,293)        (1,891)            --         (33,698)       (177,630)
Contract charges                                               (9,058)        (2,813)           (15)        (54,662)       (138,968)
Contract terminations:
    Surrender benefits                                     (1,906,201)      (559,369)        (3,985)     (7,410,602)    (19,331,402)
    Death benefits                                           (112,342)       (16,189)            --        (702,113)     (1,806,817)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (1,595,415)      (607,323)        76,931     (13,606,566)    (26,429,303)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            15,664,618      5,206,248             --     100,710,875     226,797,647
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 14,664,354   $  4,612,877   $     75,889   $  58,500,135   $ 174,754,732
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     14,688,008      4,547,605             --      53,666,374      50,700,129
Contract purchase payments                                    141,946         50,538            744       1,045,336         651,566
Net transfers(2)                                              246,430        (81,181)        98,799      (5,135,515)     (2,038,883)
Transfers for policy loans                                     10,410          6,367             --         125,805          67,853
Contract charges                                               (8,336)        (2,479)           (20)        (37,726)        (34,788)
Contract terminations:
    Surrender benefits                                     (1,753,442)      (490,894)        (4,931)     (5,094,800)     (4,823,929)
    Death benefits                                           (103,592)       (14,278)            --        (464,580)       (449,243)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           13,221,424      4,015,678         94,592      44,104,894      44,072,705
===================================================================================================================================

(1)  For the period June 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

       IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2002 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SEGREGATED ASSET ACCOUNTS
                                                                      -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                  14              11             18(1)           19(1)
OPERATIONS
Investment income (loss) -- net                                       $  (1,157,225)  $    (822,589)  $      (9,574)  $      (3,165)
Net realized gain (loss) on sales of investments                          2,611,389      (8,694,118)             (2)         (3,939)
Distributions from capital gains                                                 --              --           6,236              --
Net change in unrealized appreciation or
  depreciation of investments                                           (32,800,489)    (39,466,174)         55,572         116,669
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                             (31,346,325)    (48,982,881)         52,232         109,565
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                3,338,723       2,048,260          36,868          16,721
Net transfers(2)                                                           (580,611)     (6,353,471)      3,989,296       1,108,427
Transfers for policy loans                                                  292,831         239,207           1,130             164
Annuity payments                                                           (108,800)        (47,088)           (711)             --
Contract charges                                                           (105,541)        (78,402)           (560)           (185)
Contract terminations:
    Surrender benefits                                                  (14,879,124)    (10,013,996)        (22,010)        (34,139)
    Death benefits                                                         (657,643)       (947,989)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          (12,700,165)    (15,153,479)      4,004,013       1,090,988
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         179,415,959     148,487,971              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 135,369,469   $  84,351,611   $   4,056,245   $   1,200,553
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   87,212,645      56,989,429              --              --
Contract purchase payments                                                1,873,564       1,063,987          40,414          18,805
Net transfers(2)                                                           (570,142)     (3,685,920)      4,377,003       1,299,579
Transfers for policy loans                                                  166,840         125,882           1,274             201
Contract charges                                                            (60,934)        (41,634)           (625)           (215)
Contract terminations:
    Surrender benefits                                                   (8,466,611)     (5,230,091)        (23,758)        (38,996)
    Death benefits                                                         (386,285)       (522,306)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         79,769,077      48,699,347       4,394,308       1,279,374
===================================================================================================================================

(1)  For the period June 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

       IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2002 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Accounts 5, 4, 6, 15, 17, 13, 12, 16, 10, 9, 14, 11, 18,
and 19 (collectively, the Accounts) were established under New York law as segregated asset accounts of IDS Life Insurance Company of New York (IDS Life of New York). The Accounts are registered together as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

Each Account invests exclusively in shares of the following funds (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers. The Accounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

ACCOUNT     INVESTS EXCLUSIVELY IN SHARES OF                                             SHARES
-------------------------------------------------------------------------------------------------
 5          AXP(R) Variable Portfolio - Bond Fund(1)                                    5,732,301
 4          AXP(R) Variable Portfolio - Capital Resource Fund                           5,242,132
 6          AXP(R) Variable Portfolio - Cash Management Fund                           13,908,358
15          AXP(R) Variable Portfolio - Diversified Equity Income Fund                    875,350
17          AXP(R) Variable Portfolio - Equity Select Fund                                495,976
13          AXP(R) Variable Portfolio - Extra Income Fund(2)                            1,998,845
12          AXP(R) Variable Portfolio - Global Bond Fund                                  624,586
16          AXP(R) Variable Portfolio - Growth Fund                                       100,608
10          AXP(R) Variable Portfolio - International Fund                              5,532,585
 9          AXP(R) Variable Portfolio - Managed Fund                                    9,940,607
14          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                          6,483,468
11          AXP(R) Variable Portfolio - Strategy Aggressive Fund                        7,335,488
18          AllianceBernstein VP Growth and Income Portfolio (Class B)                    321,228
19          Wells Fargo VT Small Cap Growth Fund                                          525,547
-------------------------------------------------------------------------------------------------

(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.

The assets of the Accounts are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the Accounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate would be 5%, as regulated by the laws of the state. The mortality risk is fully borne by IDS Life of New York and may result in additional amounts being transferred into the variable annuity account by IDS Life of New York to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

       IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2002 ANNUAL REPORT

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Accounts are treated as part of IDS Life of New York for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Accounts to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Accounts. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each Account.

4. CERTIFICATE CHARGES

IDS Life of New York deducts a certificate administrative charge of $20 to $30 per year depending upon the product selected. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES

IDS Life of New York will use a surrender charge to help it recover certain expenses related to the sale of the annuity. A surrender charge of up to 8% may be deducted for surrenders up to the first eleven payment years following a purchase payment. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,168,295 in 2002 and $1,093,596 in 2001. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                                        PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                                       0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                           0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                            0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  0.560% to 0.470%
AXP(R) Variable Portfolio - Equity Select Fund                                              0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                                               0.620% to 0.545%
AXP(R) Variable Portfolio - Global Bond Fund                                                0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                     0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                              0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                    0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          0.630% to 0.570%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                        0.650% to 0.575%
------------------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to five funds and the maximum changed for some of the funds.

                                                                                    MAXIMUM                       MAXIMUM
                                                                                  ADJUSTMENT                    ADJUSTMENT
FUND                                                                        (PRIOR TO DEC. 1, 2002)        (AFTER DEC. 1, 2002)
------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund                                     N/A                          0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                           0.08%                         0.12%
AXP(R) Variable Portfolio - Equity Select Fund                                       0.12%                         0.12%
AXP(R) Variable Portfolio - Growth Fund                                              0.12%                         0.12%
AXP(R) Variable Portfolio - International Fund                                        N/A                          0.12%
AXP(R) Variable Portfolio - Managed Fund                                              N/A                          0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                    N/A                          0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                  N/A                          0.12%
------------------------------------------------------------------------------------------------------------------------------

       IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2002 ANNUAL REPORT

IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                        PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                                       0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                           0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                            0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  0.040% to 0.020%
AXP(R) Variable Portfolio - Equity Select Fund                                              0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                                               0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                                0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                     0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                              0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                                    0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          0.050% to 0.030%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                        0.060% to 0.035%
------------------------------------------------------------------------------------------------------------

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The Accounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

ACCOUNT         INVESTMENT                                                                      PURCHASES
------------------------------------------------------------------------------------------------------------
 5              AXP(R) Variable Portfolio - Bond Fund                                         $   11,346,892
 4              AXP(R) Variable Portfolio - Capital Resource Fund                                 10,534,730
 6              AXP(R) Variable Portfolio - Cash Management Fund                                   8,021,104
15              AXP(R) Variable Portfolio - Diversified Equity Income Fund                         5,126,605
17              AXP(R) Variable Portfolio - Equity Select Fund                                     3,727,958
13              AXP(R) Variable Portfolio - Extra Income Fund                                      2,314,582
12              AXP(R) Variable Portfolio - Global Bond Fund                                       3,587,340
16              AXP(R) Variable Portfolio - Growth Fund                                              521,045
10              AXP(R) Variable Portfolio - International Fund                                       834,083
 9              AXP(R) Variable Portfolio - Managed Fund                                          17,569,612
14              AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                 2,056,733
11              AXP(R) Variable Portfolio - Strategy Aggressive Fund                                  81,781
18              AllianceBernstein VP Growth and Income Portfolio (Class B)                         3,637,816
19              Wells Fargo VT Small Cap Growth Fund                                               2,670,149
------------------------------------------------------------------------------------------------------------

       IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2002 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the Accounts.

                                                    5           4            6          15(4)       17(4)        13         12
                                                 --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                 $   4.24   $    7.02    $    2.46   $      --    $      --   $   1.05   $   1.14
At Dec. 31, 2001                                 $   4.52   $    5.69    $    2.52   $    0.95    $    0.99   $   1.10   $   1.14
At Dec. 31, 2002                                 $   4.72   $    4.40    $    2.53   $    0.76    $    0.84   $   1.01   $   1.30
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                   13,011      24,285        6,508       4,963        1,646     13,221      4,016
At Dec. 31, 2002                                   12,733      18,385        5,438       9,189        5,143     11,031      4,993
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                 $ 59,070   $ 138,941    $  16,591   $   4,716    $   1,624   $ 14,664   $  4,613
At Dec. 31, 2002                                 $ 60,437   $  81,362    $  13,843   $   7,023    $   4,334   $ 11,360   $  6,551
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                     6.44%       0.29%        3.52%       0.48%          --      11.00%      3.27%
For the year ended Dec. 31, 2002                     5.07%       0.52%        1.16%       1.62%          --       7.84%      4.82%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                     1.00%       1.00%        1.00%       1.00%        1.00%      1.00%      1.00%
For the year ended Dec. 31, 2002                     1.00%       1.00%        1.00%       1.00%        1.00%      1.00%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                     6.60%     (18.95%)       2.44%      (5.00%)     (1.00%)     4.76%       0.00%
For the year ended Dec. 31, 2002                     4.42%     (22.67%)       0.40%     (20.00%)    (15.15%)    (8.18%)     14.04%
---------------------------------------------------------------------------------------------------------------------------------

                                                   16(4)       10             9          14           11        18(4)      19(4)
                                                 --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                 $     --   $    1.87    $    4.43   $    2.05    $    2.59   $     --   $     --
At Dec. 31, 2001                                 $   0.80   $    1.32    $    3.92   $    1.69    $    1.72   $   0.92   $   0.94
At Dec. 31, 2002                                 $   0.59   $    1.07    $    3.38   $    1.31    $    1.16   $   0.71   $   0.57
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       95      44,105       44,073      79,769       48,699      4,394      1,279
At Dec. 31, 2002                                      823      33,577       34,687      60,828       35,545      7,308      4,352
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                 $     76   $  58,500    $ 174,755   $ 135,369    $  84,352   $  4,056   $  1,201
At Dec. 31, 2002                                 $    483   $  36,141    $ 118,949   $  80,249    $  41,588   $  5,297   $  2,549
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --        1.20%        2.49%       0.22%        0.20%      0.03%        --
For the year ended Dec. 31, 2002                     0.14%       0.96%        2.56%       0.50%          --       0.56%        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                     1.00%       1.00%        1.00%       1.00%        1.00%      1.00%      1.00%
For the year ended Dec. 31, 2002                     1.00%       1.00%        1.00%       1.00%        1.00%      1.00%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   (20.00%)    (29.41%)     (11.51%)    (17.56%)     (33.59%)    (8.00%)    (6.00%)
For the year ended Dec. 31, 2002                   (26.25%)    (18.94%)     (13.78%)    (22.49%)     (32.56%)   (22.83%)   (39.36%)
---------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Accounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4)  Operations commenced on June 1, 2001.

       IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2002 ANNUAL REPORT

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each account.

YEAR ENDED DEC. 31,                             2002     2001       2000      1999      1998
----------------------------------------------------------------------------------------------
ACCOUNT 5 (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of
  period                                      $  4.52   $  4.24   $  4.06   $  4.03   $  4.01
Accumulation unit value at end of period      $  4.72   $  4.52   $  4.24   $  4.06   $  4.03
Number of accumulation units outstanding
  at end of period (000 omitted)               12,733    13,011    13,342    16,987    20,262
Ratio of operating expense to average
  net assets                                     1.00%     1.00%     1.00%     1.00%     1.00%
----------------------------------------------------------------------------------------------
ACCOUNT 4 (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - CAPITAL RESOURCE
  FUND)
Accumulation unit value at beginning of
  period                                      $  5.69   $  7.02   $  8.60   $  7.02   $  5.71
Accumulation unit value at end of period      $  4.40   $  5.69   $  7.02   $  8.60   $  7.02
Number of accumulation units outstanding
  at end of period (000 omitted)               18,385    24,285    28,855    33,850    37,947
Ratio of operating expense to average
  net assets                                     1.00%     1.00%     1.00%     1.00%     1.00%
----------------------------------------------------------------------------------------------
ACCOUNT 6 (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - CASH MANAGEMENT
  FUND)
Accumulation unit value at beginning of
  period                                      $  2.52   $  2.46   $  2.34   $  2.26   $  2.17
Accumulation unit value at end of period      $  2.53   $  2.52   $  2.46   $  2.34   $  2.26
Number of accumulation units outstanding
  at end of period (000 omitted)                5,438     6,508     4,607     5,999     6,515
Ratio of operating expense to average
  net assets                                     1.00%     1.00%     1.00%     1.00%     1.00%
Simple yield(1)                                 (0.23%)    0.60%     4.92%     5.01%     3.71%
Compound yield(1)                               (0.23%)    0.60%     5.04%     5.13%     3.78%
----------------------------------------------------------------------------------------------
ACCOUNT 15(2) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
  EQUITY INCOME FUND)
Accumulation unit value at beginning of
  period                                      $  0.95   $  1.00        --        --        --
Accumulation unit value at end of period      $  0.76   $  0.95        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)                9,189     4,963        --        --        --
Ratio of operating expense to average
  net assets                                     1.00%     1.00%       --        --        --
----------------------------------------------------------------------------------------------
ACCOUNT 17(2) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - EQUITY
  SELECT FUND)
Accumulation unit value at beginning of
  period                                      $  0.99   $  1.00        --        --        --
Accumulation unit value at end of period      $  0.84   $  0.99        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)                5,143     1,646        --        --        --
Ratio of operating expense to average
  net assets                                     1.00%     1.00%       --        --        --
----------------------------------------------------------------------------------------------
ACCOUNT 13(3) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME
  FUND)
Accumulation unit value at beginning of
  period                                      $  1.10   $  1.05   $  1.17   $  1.12   $  1.18
Accumulation unit value at end of period      $  1.01   $  1.10   $  1.05   $  1.17   $  1.12
Number of accumulation units outstanding
  at end of period (000 omitted)               11,031    13,221    14,688    17,003    17,820
Ratio of operating expense to average
  net assets                                     1.00%     1.00%     1.00%     1.00%     1.00%
----------------------------------------------------------------------------------------------
ACCOUNT 12(3) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND
  FUND)
Accumulation unit value at beginning of
  period                                      $  1.14   $  1.14   $  1.12   $  1.18   $  1.10
Accumulation unit value at end of period      $  1.30   $  1.14   $  1.14   $  1.12   $  1.18
Number of accumulation units outstanding
  at end of period (000 omitted)                4,993     4,016     4,548     5,735     6,220
Ratio of operating expense to average
  net assets                                     1.00%     1.00%     1.00%     1.00%     1.00%
----------------------------------------------------------------------------------------------
ACCOUNT 16(2) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                      $  0.80   $  1.00        --        --        --
Accumulation unit value at end of period      $  0.59   $  0.80        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)                  823        95        --        --        --
Ratio of operating expense to average
  net assets                                     1.00%     1.00%       --        --        --
----------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                               1997      1996      1995      1994      1993
------------------------------------------------------------------------------------------------
ACCOUNT 5 (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of
  period                                        $  3.73   $  3.53   $  2.91   $  3.06   $  2.67
Accumulation unit value at end of period        $  4.01   $  3.73   $  3.53   $  2.91   $  3.06
Number of accumulation units outstanding
  at end of period (000 omitted)                 21,882    24,424    23,903    21,936    23,259
Ratio of operating expense to average
  net assets                                       1.00%     1.00%     1.00%     1.00%     1.00%
------------------------------------------------------------------------------------------------
ACCOUNT 4 (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - CAPITAL RESOURCE
  FUND)
Accumulation unit value at beginning of
  period                                        $  4.64   $  4.35   $  3.43   $  3.43   $  3.35
Accumulation unit value at end of period        $  5.71   $  4.64   $  4.35   $  3.43   $  3.43
Number of accumulation units outstanding
  at end of period (000 omitted)                 41,666    47,283    44,849    38,283    30,089
Ratio of operating expense to average
  net assets                                       1.00%     1.00%     1.00%     1.00%     1.00%
------------------------------------------------------------------------------------------------
ACCOUNT 6 (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - CASH MANAGEMENT
  FUND)
Accumulation unit value at beginning of
  period                                        $  2.07   $  1.99   $  1.91   $  1.86   $  1.83
Accumulation unit value at end of period        $  2.17   $  2.07   $  1.99   $  1.91   $  1.86
Number of accumulation units outstanding
  at end of period (000 omitted)                  4,651     5,927     5,445     3,794     4,113
Ratio of operating expense to average
  net assets                                       1.00%     1.00%     1.00%     1.00%     1.00%
Simple yield(1)                                    4.11%     3.78%     4.00%     4.23%     1.90%
Compound yield(1)                                  4.19%     3.85%     4.08%     4.32%     1.92%
------------------------------------------------------------------------------------------------
ACCOUNT 15(2) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
  EQUITY INCOME FUND)
Accumulation unit value at beginning of
  period                                             --        --        --        --        --
Accumulation unit value at end of period             --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)                     --        --        --        --        --
Ratio of operating expense to average
  net assets                                         --        --        --        --        --
------------------------------------------------------------------------------------------------
ACCOUNT 17(2) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - EQUITY
  SELECT FUND)
Accumulation unit value at beginning of
  period                                             --        --        --        --        --
Accumulation unit value at end of period             --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)                     --        --        --        --        --
Ratio of operating expense to average
  net assets                                         --        --        --        --        --
------------------------------------------------------------------------------------------------
ACCOUNT 13(3) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME
  FUND)
Accumulation unit value at beginning of
  period                                        $  1.05   $  1.00                  --        --
Accumulation unit value at end of period        $  1.18   $  1.05        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)                 12,894     4,671        --        --        --
Ratio of operating expense to average
  net assets                                       1.00%     1.00%       --        --        --
------------------------------------------------------------------------------------------------
ACCOUNT 12(3) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND
  FUND)
Accumulation unit value at beginning of
  period                                        $  1.07   $  1.00        --        --        --
Accumulation unit value at end of period        $  1.10   $  1.07        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)                  5,578     2,311        --        --        --
Ratio of operating expense to average
  net assets                                       1.00%     1.00%       --        --        --
------------------------------------------------------------------------------------------------
ACCOUNT 16(2) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                             --        --        --        --        --
Accumulation unit value at end of period             --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)                     --        --        --        --        --
Ratio of operating expense to average
  net assets                                         --        --        --        --        --
------------------------------------------------------------------------------------------------

       IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2002 ANNUAL REPORT

YEAR ENDED DEC. 31,                           2002      2001     2000      1999      1998
--------------------------------------------------------------------------------------------
ACCOUNT 10 (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO -
  INTERNATIONAL FUND)
Accumulation unit value at beginning of
  period                                    $  1.32   $  1.87   $  2.51   $  1.74   $  1.52
Accumulation unit value at end of period    $  1.07   $  1.32   $  1.87   $  2.51   $  1.74
Number of accumulation units outstanding
  at end of period (000 omitted)             33,577    44,105    53,666    59,132    67,198
Ratio of operating expense to average
  net assets                                   1.00%     1.00%     1.00%     1.00%     1.00%
--------------------------------------------------------------------------------------------
ACCOUNT 9 (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of
  period                                    $  3.92   $  4.43   $  4.58   $  4.03   $  3.51
Accumulation unit value at end of period    $  3.38   $  3.92   $  4.43   $  4.58   $  4.03
Number of accumulation units outstanding
  at end of period (000 omitted)             34,687    44,073    50,700    59,965    67,428
Ratio of operating expense to average
  net assets                                   1.00%     1.00%     1.00%     1.00%     1.00%
--------------------------------------------------------------------------------------------
ACCOUNT 14(3) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - NEW
  DIMENSIONS FUND(R))
Accumulation unit value at beginning of
  period                                    $  1.69   $  2.05   $  2.27   $  1.74   $  1.37
Accumulation unit value at end of period    $  1.31   $  1.69   $  2.05   $  2.27   $  1.74
Number of accumulation units outstanding
  at end of period (000 omitted)             60,828    79,769    87,213    88,673    75,581
Ratio of operating expense to average
  net assets                                   1.00%     1.00%     1.00%     1.00%     1.00%
--------------------------------------------------------------------------------------------
ACCOUNT 11 (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - STRATEGY
  AGGRESSIVE FUND)
Accumulation unit value at beginning of
  period                                    $  1.72   $  2.59   $  3.24   $  1.91   $  1.88
Accumulation unit value at end of period    $  1.16   $  1.72   $  2.59   $  3.24   $  1.91
Number of accumulation units outstanding
  at end of period (000 omitted)             35,545    48,699    56,989    61,638    73,610
Ratio of operating expense to average
  net assets                                   1.00%     1.00%     1.00%     1.00%     1.00%
--------------------------------------------------------------------------------------------
ACCOUNT 18(2) (INVESTING IN SHARES OF
  ALLIANCEBERNSTEIN VP GROWTH AND INCOME
  PORTFOLIO (CLASS B))
Accumulation unit value at beginning of
  period                                    $  0.92   $  1.00        --        --        --
Accumulation unit value at end of period    $  0.71   $  0.92        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              7,308     4,394        --        --        --
Ratio of operating expense to average
  net assets                                   1.00%     1.00%       --        --        --
--------------------------------------------------------------------------------------------
ACCOUNT 19(2) (INVESTING IN SHARES OF
  WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of
  period                                    $  0.94   $  1.00        --        --        --
Accumulation unit value at end of period    $  0.57   $  0.94        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              4,352     1,279        --        --        --
Ratio of operating expense to average
  net assets                                   1.00%     1.00%       --        --        --
--------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                           1997      1996      1995       1994      1993
--------------------------------------------------------------------------------------------
ACCOUNT 10 (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO -
  INTERNATIONAL FUND)
Accumulation unit value at beginning of
  period                                     $  1.50   $  1.38   $  1.25   $  1.29   $  0.98
Accumulation unit value at end of period     $  1.52   $  1.50   $  1.38   $  1.25   $  1.29
Number of accumulation units outstanding
  at end of period (000 omitted)              75,831    77,830    63,576    51,480    21,650
Ratio of operating expense to average
  net assets                                    1.00%     1.00%     1.00%     1.00%     1.00%
---------------------------------------------------------------------------------------------
ACCOUNT 9 (INVESTING IN SHARES OF AXP(R)
  VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of
  period                                     $  2.96   $  2.57   $  2.09   $  2.21   $  1.98
Accumulation unit value at end of period     $  3.51   $  2.96   $  2.57   $  2.09   $  2.21
Number of accumulation units outstanding
  at end of period (000 omitted)              73,557    75,219    72,999    66,800    50,761
Ratio of operating expense to average
  net assets                                    1.00%     1.00%     1.00%     1.00%     1.00%
---------------------------------------------------------------------------------------------
ACCOUNT 14(3) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - NEW
  DIMENSIONS FUND(R))
Accumulation unit value at beginning of
  period                                     $  1.11   $  1.00        --        --        --
Accumulation unit value at end of period     $  1.37   $  1.11        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              64,613    27,817        --        --        --
Ratio of operating expense to average
  net assets                                    1.00%     1.00%       --        --        --
---------------------------------------------------------------------------------------------
ACCOUNT 11 (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - STRATEGY
  AGGRESSIVE FUND)
Accumulation unit value at beginning of
  period                                     $  1.69   $  1.47   $  1.12   $  1.21   $  1.08
Accumulation unit value at end of period     $  1.88   $  1.69   $  1.47   $  1.12   $  1.21
Number of accumulation units outstanding
  at end of period (000 omitted)              79,813    77,673    62,233    45,347    19,430
Ratio of operating expense to average
  net assets                                    1.00%     1.00%     1.00%     1.00%     1.00%
---------------------------------------------------------------------------------------------
ACCOUNT 18(2) (INVESTING IN SHARES OF
  ALLIANCEBERNSTEIN VP GROWTH AND INCOME
  PORTFOLIO (CLASS B))
Accumulation unit value at beginning of
  period                                          --        --        --        --        --
Accumulation unit value at end of period          --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)                  --        --        --        --        --
Ratio of operating expense to average
  net assets                                      --        --        --        --        --
---------------------------------------------------------------------------------------------
ACCOUNT 19(2) (INVESTING IN SHARES OF
  WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of
  period                                          --        --        --        --        --
Accumulation unit value at end of period          --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)                  --        --        --        --        --
Ratio of operating expense to average
  net assets                                      --        --        --        --        --
---------------------------------------------------------------------------------------------

(1) Net of annual contract administrative charge and mortality and expense risk fee.
(2) Operations commenced on June 1, 2001.
(3) Operations commenced on May 1, 1996.

       IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2002 ANNUAL REPORT

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS


THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                              ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Balance Sheets

December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $1,199,951; 2001, $1,030,059)         $1,256,986    $1,037,153
      Common stocks, at fair value (cost: 2002, $--; 2001, $76)                                            --           179
   Mortgage loans on real estate                                                                      112,239       124,705
   Policy loans                                                                                        30,743        31,273
                                                                                                       ------        ------
      Total investments                                                                             1,399,968     1,193,310
Cash and cash equivalents                                                                              24,106        17,365
Amounts recoverable from reinsurers                                                                    20,067        15,901
Accounts receivable                                                                                     1,238         2,105
Premiums due                                                                                              338           395
Accrued investment income                                                                              16,921        15,976
Deferred policy acquisition costs                                                                     168,371       155,996
Other assets                                                                                            4,961         4,793
Separate account assets                                                                             1,136,859     1,418,527
                                                                                                    ---------     ---------
Total assets                                                                                       $2,772,829    $2,824,368
                                                                                                   ==========    ==========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $  960,480    $  776,490
      Universal life-type insurance                                                                   171,960       164,258
      Traditional life, disability income and long-term care insurance                                102,796        87,898
   Policy claims and other policyholders' funds                                                         2,343         6,804
   Amounts due to brokers                                                                                  --        31,487
   Deferred income taxes, net                                                                          22,085         3,782
   Other liabilities                                                                                   16,257        18,659
   Separate account liabilities                                                                     1,136,859     1,418,527
                                                                                                    ---------     ---------
      Total liabilities                                                                             2,412,780     2,507,905
                                                                                                    ---------     ---------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  35,141         4,588
   Retained earnings                                                                                  273,908       260,875
                                                                                                      -------       -------
      Total stockholder's equity                                                                      360,049       316,463
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $2,772,829    $2,824,368
                                                                                                   ==========    ==========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Traditional life, disability income and long-term care insurance premiums             $ 20,135       $ 20,566      $ 18,196
Policyholder and contractholder charges                                                 29,321         27,179        24,101
Mortality and expense risk and other fees                                               13,960         16,182        20,449
Net investment income                                                                   84,176         79,172        91,491
Net realized (losses) gains on investments                                              (8,481)       (26,426)          839
                                                                                        ------        -------           ---
   Total revenues                                                                      139,111        116,673       155,076
                                                                                       -------        -------       -------
Benefits and expenses
Death and other benefits:
   Traditional life, disability income and long-term care insurance                      7,231          6,282         5,510
   Universal life-type insurance and investment contracts                                6,562         11,669         4,724
Increase in liabilities for future policy benefits for traditional life,
   disability income and long-term care insurance                                        9,355          7,776         8,371
Interest credited on universal life-type insurance and investment contracts             47,191         48,064        47,715
Amortization of deferred policy acquisition costs                                       15,041         16,253        14,680
Other insurance and operating expenses                                                  12,396         13,928        11,670
                                                                                        ------         ------        ------
   Total benefits and expenses                                                          97,776        103,972        92,670
                                                                                        ------        -------        ------
Income before income taxes                                                              41,335         12,701        62,406
Income tax expense                                                                      14,302          4,685        22,323
                                                                                        ------          -----        ------
Net income                                                                            $ 27,033       $  8,016      $ 40,083
                                                                                      ========       ========      ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                   Capital    paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)          stock     capital     net of tax     earnings      equity
Balance, January 1, 2000                                          $2,000     $49,000       $(14,966)      $243,776     $279,810
Comprehensive income:
   Net income                                                         --          --             --         40,083       40,083
   Net unrealized holding gains on available-for-sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($137)
      and income tax expense of $3,038                                --          --          5,641             --        5,641
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
      expense of $537                                                 --          --           (999)            --         (999)
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --          4,642             --        4,642
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       44,725
Cash dividends                                                        --          --             --        (15,000)     (15,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2000                                         2,000      49,000        (10,324)       268,859      309,535
Comprehensive income:
   Net income                                                         --          --             --          8,016        8,016
   Cumulative effect of adopting SFAS No. 133, net of income
      tax benefit of $486                                             --          --           (903)            --         (903)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred
      policy acquisition costs of ($416) and income tax
      expense of $16,188                                              --          --         30,065             --       30,065
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
      expense of $7,673                                               --          --        (14,250)            --      (14,250)
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --         14,912             --       14,912
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       22,928
Cash dividends                                                        --          --             --        (16,000)     (16,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2001                                         2,000      49,000          4,588        260,875      316,463
Comprehensive income:
   Net income                                                         --          --             --         27,033       27,033
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred
      policy acquisition costs of ($2,833) and income tax
      expense of $13,606                                              --          --         25,268             --       25,268
   Reclassification adjustment for losses on available-for-sale securities included in net income, net of income tax
      benefit of $2,846                                               --          --          5,285             --        5,285
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --         30,553             --       30,553
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       57,586
Cash dividends                                                        --          --             --        (14,000)     (14,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2002                                        $2,000     $49,000       $ 35,141       $273,908     $360,049
                                                                  ======     =======       ========       ========     ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Cash Flows

Years ended December 31, (In thousands)                                                    2002         2001        2000
Cash flows from operating activities
Net income                                                                              $  27,033    $   8,016   $  40,083
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                             (2,430)      (2,781)     (3,556)
      Repayment                                                                             2,912        3,167       2,953
   Change in accrued investment income                                                       (945)       2,570        (181)
   Change in amounts recoverable from reinsurers                                           (4,166)      (5,691)     (3,296)
   Change in premiums due                                                                      58          (51)       (145)
   Change in accounts receivable                                                              867          144      (1,682)
   Change in other assets                                                                    (169)      (4,203)        133
   Change in deferred policy acquisition costs, net                                       (15,208)     (10,376)     (9,944)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                       14,898       11,801      11,819
   Change in policy claims and other policyholder's funds                                  (4,461)       3,861         360
   Deferred income tax provision (benefit)                                                  1,851       (4,763)      1,898
   Change in other liabilities                                                             (2,402)          68      (2,844)
   (Accretion of discount) amortization of premium, net                                      (819)       3,477       1,353
   Net realized losses (gains) on investments                                               8,481       26,426        (839)
   Policyholder and contractholder charges, non-cash                                      (13,394)     (12,632)     (9,232)
   Other, net                                                                              (2,622)        (599)     (1,826)
                                                                                        ---------    ---------   ---------
      Net cash provided by operating activities                                             9,484       18,434      25,054
                                                                                        ---------    ---------   ---------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                   --           --      (4,487)
   Maturities, sinking fund payments and calls                                                 --           --      31,178
Available-for-sale securities:
   Purchases                                                                             (590,944)    (429,487)   (100,905)
   Maturities, sinking fund payments and calls                                            198,972      117,961      34,202
   Sales                                                                                  215,680      214,426      91,946
Other investments, excluding policy loans:
   Purchases                                                                               (1,374)        (309)         --
   Sales                                                                                   14,235       19,223      10,838
Change in amounts due from brokers                                                             --          877        (877)
Change in amounts due to brokers                                                          (31,487)      31,487          --
                                                                                        ---------    ---------   ---------
      Net cash (used in) provided by investing activities                                (194,918)     (45,822)     61,895
                                                                                        ---------    ---------   ---------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                                174,235       56,228      51,419
   Surrenders and death benefits                                                          (15,299)     (81,988)   (137,239)
   Interest credited to account balances                                                   47,191       48,064      47,715
Universal life-type insurance policy loans:
   Issuance                                                                                (4,102)      (4,308)     (6,847)
   Repayment                                                                                4,150        3,544       4,085
Cash dividends                                                                            (14,000)     (16,000)    (15,000)
                                                                                        ---------    ---------   ---------
      Net cash provided by (used in) financing activities                                 192,175        5,540     (55,867)
                                                                                        ---------    ---------   ---------
Net increase (decrease) in cash and cash equivalents                                        6,741      (21,848)     31,082
Cash and cash equivalents at beginning of year                                             17,365       39,213       8,131
                                                                                        ---------    ---------   ---------
Cash and cash equivalents at end of year                                                $  24,106    $  17,365   $  39,213
                                                                                        =========    =========   =========
Supplemental disclosures:
   Income taxes paid                                                                    $  13,059    $   5,408   $  21,427
   Interest on borrowings                                                                       6           35          80
                                                                                        ---------    ---------   ---------

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Notes to Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company of New York (the Company) is a stock life insurance company engaged in the insurance and annuity business in the state of New York. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. The Company also offers variable annuities, including the American Express Retirement Advisor AdvantageSM Variable Annuity and the American Express Retirement Advisor SelectSM Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although, the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 9. Certain prior year's amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Mortality and expense risk and other fees include certain fee revenues from underlying nonproprietary mutual funds as well mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of policyholder charges and investment income earned from investment of policyholder considerations over interest credited to policy values, death and other benefits paid in excess of policy values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include mortality and expense risk and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense risk and other fees include certain fee revenues from underlying nonproprietary mutual funds as well as mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the reserve for losses considered other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rates, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $2,800 in 2002 and $2,300 in 2001 and a net decrease in amortization of $1,200 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $1,048, $1,023 and $88, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

Liabilities for future benefits on traditional life insurance, primarily term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the mortality risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The Company held no derivative positions during 2002 or 2001.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will disclose additional information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to secured loan trusts (SLTs) for which the Company has an 8% ownership interest in two SLT structures. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. The Company's pro rata return is based on the performance of up to $200,000 of the high-yield loans. Currently, the underlying portfolio consists of $179,341 in high-yield loans which have a market value of $160,390. The SLTs have an adjusted cost basis of $40,500.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs. The impact of adopting FIN 46 on the Financial Statements is still being reviewed.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                   Gross          Gross
                                                   Amortized    unrealized     unrealized       Fair
                                                     cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations           $      431       $    74        $    --    $      505
   Corporate bonds and obligations                 591,840        41,163          7,840       625,163
   Structured investments                           59,662            --          1,643        58,019
   Mortgage and other asset-backed securities      548,018        26,687          1,406       573,299
                                                   -------        ------          -----       -------
Total fixed maturity securities                 $1,199,951       $67,924        $10,889    $1,256,986
                                                ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                   Amortized       Fair
                                                     cost          value
Due within one year                             $   42,325    $   42,988
Due from one to five years                         127,160       135,492
Due from five to ten years                         398,011       420,452
Due in more than ten years                          84,437        84,755
Mortgage and other asset-backed securities         548,018       573,299
                                                   -------       -------
   Total                                        $1,199,951    $1,256,986
                                                ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                        Gross               Gross
                                                      Amortized      unrealized          unrealized       Fair
                                                        cost            gains              losses         value
Fixed maturities:
   U.S. Government agency obligations               $      433        $    35             $    11    $      457
   Corporate bonds and obligations                     627,764         17,292               9,715       635,341
   Structured investments                               61,188             --               2,434        58,754
   Mortgage and other asset-backed securities          340,674          4,804               2,877       342,601
                                                       -------          -----               -----       -------
Total fixed maturity securities                     $1,030,059        $22,131             $15,037    $1,037,153
                                                    ==========        =======             =======    ==========
Common stocks                                       $       76        $   103             $    --    $      179
                                                    ==========        =======             =======    ==========

Pursuant to the adoption of Statement of Financial Accounting Standards No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $405,816 and net unrealized losses of $1,389 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $298 and $300, respectively, were on deposit with the state of New York as required by law.

At December 31, 2002, fixed maturity securities comprised approximately 90% of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $55 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                     2002           2001

AAA                                                         47%            36%
AA                                                           1              2
A                                                           17             17
BBB                                                         28             39
Below investment grade                                       7              6
                                                           ----           ----
     Total                                                 100%           100%
                                                           ----           ----

At December 31, 2002, approximately 91% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than 10% of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $215,680 and gross realized gains and losses of $7,172 and $6,797, respectively. Available-for-sale securities were sold during 2001 with proceeds of $214,426 and gross realized gains and losses of $5,417 and $18,342, respectively. Available-for-sale securities were sold during 2000 with proceeds of $91,946 and gross realized gains and losses of $2,015 and $483, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $8,504, $12,999, and $1,590, respectively, due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $57,035 and $7,197, respectively, with the $49,838 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $23,496 and $7,141, respectively.

During 2001, the Company recorded pretax losses of $30,978 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors and to write down certain other investments. Within the Statements of Income, $24,110 of these losses are included in Net realized (losses) gains on investments and $6,868 are included in Net investment income.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22,031, into a securitization trust. In return, the company received $2,921 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19,110. As of December 31, 2002, the retained interests had a carrying value of approximately $18,337, of which approximately $12,648 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgage loans on real estate

At December 31, 2002, approximately 8% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                       December 31, 2002                   December 31, 2001
                                 On balance        Funding             On balance      Funding
Region                              sheet        commitments              sheet      commitments
West North Central                $ 15,169         $--                 $ 15,978        $--
East North Central                  18,951          --                   21,337         --
South Atlantic                      19,466          --                   22,402         --
Middle Atlantic                     11,363          --                   14,362         --
Pacific                              6,346          --                    6,466         18
Mountain                            28,895          --                   30,522         --
New England                          5,603          --                    7,354         --
East South Central                   7,603          --                    7,089         --
                                  --------         ---                 --------        ---
                                   113,396          --                  125,510         18
Less reserves for losses             1,157          --                      805         --
                                  --------         ---                 --------        ---
   Total                          $112,239         $--                 $124,705        $18
                                  ========         ===                 ========        ===

                                       December 31, 2002                   December 31, 2001
                                 On balance        Funding             On balance      Funding
Property type                       sheet        commitments              sheet      commitments
Apartments                        $ 37,635          $--                $ 40,395        $18
Department/retail stores            36,571           --                  41,102         --
Office buildings                    16,388           --                  18,754         --
Industrial buildings                13,506           --                  14,218         --
Nursing/retirement                   4,072           --                   4,178         --
Medical buildings                    5,224           --                   6,863         --
                                  --------          ---                --------        ---
                                   113,396           --                 125,510         18
Less reserves for losses             1,157           --                     805         --
                                  --------          ---                --------        ---
   Total                          $112,239          $--                $124,705        $18
                                  ========          ===                ========        ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80% or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $481, $nil and $nil, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $37, $nil and $nil, respectively.

The Company recognized interest income of $nil related to impaired mortgage loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002          2001        2000
Balance, January 1                           $  805          $303      $1,200
Provision for mortgage loan losses              352           502        (897)
                                                ---           ---        ----
Balance, December 31                         $1,157          $805      $  303
                                             ======          ====      ======

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

                                               2002          2001        2000
Income on fixed maturities                  $72,203       $69,566     $76,859
Income on mortgage loans on real estate       9,483        10,682      11,954
Other                                         3,352          (900)      3,402
                                              -----          ----       -----
                                             85,038        79,348      92,215
Less investment expenses                        862           176         724
                                                ---           ---         ---
   Total                                    $84,176       $79,172     $91,491
                                            =======       =======     =======

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                               2002          2001        2000
Fixed maturities                            $(8,129)     $(25,924)       $(58)
Mortgage loans on real estate                  (352)         (502)        897
                                               ----          ----         ---
   Total                                    $(8,481)     $(26,426)       $839
                                            =======      ========        ====

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                               2002          2001        2000
Federal income taxes:
   Current                                  $11,383       $ 8,098     $19,245
   Deferred                                   1,851        (4,763)      1,898
                                              -----        ------       -----
                                             13,234         3,335      21,143
State income taxes -- current                 1,068         1,350       1,180
                                              -----         -----       -----
Income tax expense                          $14,302       $ 4,685     $22,323
                                            =======       =======     =======

Income tax expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                       2001                    2000
                                                       Provision     Rate       Provision     Rate      Provision     Rate
Federal income taxes based on the statutory rate      $14,467        35.0%      $4,445        35.0%     $21,842       35.0%
Tax-exempt interest and dividend income                  (230)       (0.6)        (258)       (2.0)        (207)      (0.3)
State tax, net of federal benefit                         694         1.7          878         6.9          767        1.2
Other, net                                               (629)       (1.5)        (380)       (3.0)         (79)      (0.1)
                                                         ----        ----         ----        ----          ---       ----
Total income taxes                                    $14,302        34.6%      $4,685        36.9%     $22,323       35.8%
                                                      =======        ====       ======        ====      =======       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2002, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002       2001
Deferred income tax assets:
   Policy reserves                                         $28,533    $26,912
   Investments                                              16,334     15,173
                                                            ------     ------
Total deferred income tax assets                            44,867     42,085
                                                            ------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        48,027     43,393
   Net unrealized gains, available-for-sale securities      18,925      2,474
                                                            ------      -----
Total deferred income tax liabilities                       66,952     45,867
                                                            ------     ------
Net deferred income tax liabilities                        $22,085    $ 3,782
                                                           =======    =======

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $160,637 and $151,649 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 was not significant. Effective January 1, 2002 the state of New York adopted additional provisions of the revised manual. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2002 was an increase of $5,135.

5. RELATED PARTY TRANSACTIONS

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $30, $26 and $23 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $127, $48 and $106, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2002, 2001 and 2000 were $nil.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2002, 2001 and 2000, which are calculated on the basis of commission earnings of the individual financial advisors, were $199, $199 and $975, respectively. Such costs are included in deferred policy acquisition costs.

The Company maintains a "Persistency Payment Plan". Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2002, 2001 and 2000 were $nil. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $23,171, $19,919 and $17,108 for 2002, 2001 and 2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 is $2,248 and $2,814 respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC of $25,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, 2001 and 2000, traditional life insurance and universal life-type insurance in force aggregated $6,993,180, $6,534,603 and $5,974,025 respectively, of which $1,087,837, $675,563 and $332,556 were reinsured at the respective year ends.

Premiums ceded to reinsurers amounted to $6,649, $2,608 and $3,125 for the years ended December 31, 2002, 2001 and 2000, respectively. Recoveries from reinsurers other than IDS Life amounted to $511, $924 and $473 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $163,502 and $186,119 at December 31, 2002 and 2001, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2002, 2001 and 2000, and a decrease in liabilities for future policy benefits related to this agreement of $1,288, $1,470 and $1,334 for the years ended December 31, 2002, 2001 and 2000, respectively.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings. (see Note 2)

8. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                   2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
                                                          amount           value                       amount         value
Financial Assets
Fixed maturities                                       $1,256,986     $1,256,986                   $1,037,153    $1,037,153
Common stocks                                                  --             --                          179           179
Mortgage loans on real estate                             112,239        124,228                      124,705       130,920
Cash and cash equivalents                                  24,106         24,106                       17,365        17,365
Separate account assets                                 1,136,859      1,136,859                    1,418,527     1,418,527
                                                        ---------      ---------                    ---------     ---------
Financial Liabilities
Future policy benefits for fixed annuities                859,659        831,393                      679,593       662,166
Separate account liabilities                              990,689        949,785                    1,244,282     1,201,652
                                                          -------        -------                    ---------     ---------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $95,790 and $91,143, respectively, and policy loans of $5,031 and $5,754, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $146,170 and $174,245, respectively.

9. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                        2002            2001          2000
Net income, per accompanying financial statements                                     $ 27,033        $ 8,016       $40,083
Deferred policy acquisition costs                                                      (14,624)        (9,584)       (9,406)
Adjustments of future policy benefit liabilities                                         8,845         (3,064)       (1,657)
Deferred income tax expense (benefit)                                                    1,851         (4,763)        1,898
Provision (reduction) for losses on investments                                            352         (1,314)          817
Interest maintenance reserves gain/loss transfer and amortization                       (2,178)         5,797          (126)
Adjustment to separate account reserves                                                 (7,940)        (3,636)         (408)
Other, net                                                                                (286)           552           486
                                                                                      --------        -------       -------
Statutory-basis net income (loss)                                                     $ 13,053        $(7,996)      $31,687
                                                                                      ========        =======       =======

                                                                                        2002            2001          2000
Stockholder's equity, per accompanying financial statements                          $ 360,049      $ 316,463     $ 309,535
Deferred policy acquisition costs                                                     (168,371)      (155,996)     (146,035)
Adjustments of future policy benefit liabilities                                        21,826          6,165         4,609
Deferred income tax liabilities                                                         58,381          3,782           516
Asset valuation reserve                                                                 (8,112)       (11,195)      (16,421)
Adjustments of separate account liabilities                                             49,737         57,677        61,313
Adjustments of investments to amortized cost                                           (57,035)        (7,094)       17,467
Premiums due, deferred and in advance                                                    1,317          1,383         1,433
Deferred revenue liability                                                               4,901          5,102         4,100
Reserves for mortgage loan losses                                                        1,157            805           304
Non-admitted assets                                                                    (31,642)        (2,772)       (6,067)
Interest maintenance reserve                                                               337          2,515        (3,282)
Reinsurance ceded reserves                                                             (18,219)       (12,833)       (8,703)
Other, net                                                                              (1,425)           (78)           20
                                                                                     ---------      ---------     ---------
Statutory-basis capital and surplus                                                  $ 212,901      $ 203,924     $ 218,789
                                                                                     =========      =========     =========

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVE. EXTENSION
ALBANY, NY 12203
(800) 541-2251

                                                                 S-6177 U (5/03)